Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Investments Accounted for Using the Equity Method
(10) Investments accounted for using the equity method
Honda’s equity in affiliates and joint ventures as of March 31,
2021
and 2022 is as follows:

	Yen (millions)
	2021	2022

Investments accounted for using the equity method:
Affiliates	¥537,702	¥544,563
Joint ventures	353,300	422,841

Total	¥891,002	¥967,404

Honda’s equity of undistributed earnings:
Affiliates	¥198,432	¥177,231
Joint ventures	262,599	279,288

Total	¥461,031	¥456,519

Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2020, 2021 and 2022 is as follows:

	Yen (millions)
	2020	2021	2022

Profit for the year:
Affiliates	¥(434)	¥53,511	¥(17,844)
Joint ventures	164,637	219,223	220,356

Total	¥164,203	¥272,734	¥202,512

Other comprehensive income:
Affiliates	¥(5,758)	¥(1,197)	¥26,673
Joint ventures	(26,185)	33,457	52,560

Total	¥(31,943)	¥32,260	¥79,233

Comprehensive income for the year:
Affiliates	¥(6,192)	¥52,314	¥8,829
Joint ventures	138,452	252,680	272,916

Total	¥132,260	¥304,994	¥281,745

Investments accounted for using the equity method, Honda’s equity of undistributed earnings, profit for the year, other comprehensive income and comprehensive income for the year items include a joint venture that is material to the Company.
(Material joint venture)
Dongfeng Honda Automobile Co., Ltd. is a joint venture that is material to the Company. Dongfeng Honda Automobile Co., Ltd., located in Wuhan City, China, manufactures and sells automobile products. Honda and Dongfeng Motor Corporation each holds 50% equity stake in Dongfeng Honda
Automobile Co., Ltd.

Summarized

consolidated financial information of Dongfeng Honda Automobile Co., Ltd. as of March
31
,
2021
and
2022
is as follows:

	Yen (millions)
	2021	2022

Current assets	¥687,417	¥747,397
Non-current assets	238,507	252,219

Total assets	925,924	999,616

Current liabilities	608,408	610,379
Non-current liabilities	32,860	34,182

Total liabilities	641,268	644,561

Total equity	¥284,657	¥355,055

Honda’s share of total equity (50%)	142,328	177,527
Equity method adjustments	(1,212)	(697)

Carrying amount of its interest in the joint venture	¥141,116	¥176,830

Cash and cash equivalents included in current assets	¥332,031	¥301,839
Financial liabilities (excluding trade payables and provisions) included in current liabilities	5,363	6,168
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. for the years ended March 31, 2020, 2021 and 2022 is as follows:

	Yen (millions)
	2020	2021	2022

Sales revenue	¥1,516,160	¥2,201,051	¥1,994,534
Interest income	8,019	9,412	10,653
Depreciation and amortization	18,870	23,055	25,996
Income tax expense	48,622	65,102	60,868
Profit for the year	130,327	197,217	182,989
Other comprehensive income	(21,100)	25,462	44,812

Comprehensive income for the year	¥109,227	¥222,679	¥227,801

Comprehensive income for the year (50%)	54,614	111,340	113,901
Equity method adjustments	53	53	607

Honda’s share of comprehensive income for the year	¥54,667	¥111,393	¥114,508

Dividend from the joint venture to Honda	¥72,760	¥102,767	¥79,191

Combined financial information in respect of affiliates as of March 31, 2021 and 2022, and for the years ended March 31, 2020, 2021 and 2022 is as follows:

	Yen (millions)
For the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total

Sales revenue	¥160,557	¥2,505,819	¥7,342	¥2,673,718
Profit for the year	8,094	69,339	914	78,347

	Yen (millions)
As of and for the year ended March 31, 2021	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥54,369	¥1,458,252	¥11,813	¥1,524,434
Non-current assets	27,677	1,952,423	21,709	2,001,809

Total assets	82,046	3,410,675	33,522	3,526,243

Current liabilities	25,399	1,015,374	3,140	1,043,913
Non-current liabilities	3,167	616,924	1,180	621,271

Total liabilities	28,566	1,632,298	4,320	1,665,184

Total equity	¥53,480	¥1,778,377	¥29,202	¥1,861,059

Sales revenue	¥122,605	¥1,933,675	¥6,331	¥2,062,611
Profit for the year	2,552	2,593	843	5,988

	Yen (millions)
As of and for the year ended March 31, 2022	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥64,324	¥1,542,414	¥14,313	¥1,621,051
Non-current assets	28,330	2,030,822	22,928	2,082,080

Total assets	92,654	3,573,236	37,241	3,703,131

Current liabilities	25,819	1,013,738	3,768	1,043,325
Non-current liabilities	5,003	583,308	1,065	589,376

Total liabilities	30,822	1,597,046	4,833	1,632,701

Total equity	¥61,832	¥1,976,190	¥32,408	¥2,070,430

Sales revenue	¥173,696	¥3,120,190	¥7,146	¥3,301,032
Profit for the year	7,233	73,169	996	81,398

Combined financial information in respect of joint ventures as of March 31, 2021 and 2022, and for the years ended March 31, 2020, 2021 and 2022 is as follows:

	Yen (millions)
For the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total

Sales revenue	¥791,250	¥3,483,024	¥6,413	¥4,280,687
Profit for the year	63,819	264,216	568	328,603

	Yen (millions)
As of and for the year ended March 31, 2021	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total

Current assets	¥221,524	¥1,548,875	¥4,120	¥1,774,519
Non-current assets	120,238	423,270	704	544,212

Total assets	341,762	1,972,145	4,824	2,318,731

Current liabilities	191,565	1,334,240	1,305	1,527,110
Non-current liabilities	17,035	61,312	879	79,226

Total liabilities	208,600	1,395,552	2,184	1,606,336

Total equity	¥133,162	¥576,593	¥2,640	¥712,395

Sales revenue	¥543,504	¥4,839,927	¥3,443	¥5,386,874
Profit for the year	33,115	403,088	174	436,377

	Yen (millions)
As of and for the year ended March 31, 2022	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥272,962	¥1,810,581	¥4,771	¥2,088,314
Non-current assets	130,271	479,707	909	610,887

Total assets	403,233	2,290,288	5,680	2,699,201

Current liabilities	227,215	1,513,623	1,704	1,742,542
Non-current liabilities	17,769	70,675	665	89,109

Total liabilities	244,984	1,584,298	2,369	1,831,651

Total equity	¥158,249	¥705,990	¥3,311	¥867,550

Sales revenue	¥811,764	¥4,612,394	¥3,940	¥5,428,098
Profit for the year	62,907	375,642	363	438,912
The amounts of a joint venture that is material to the Company are included in above.

(Management Integration)
Through tender offers (the “Tender Offers”) targeting our former affiliates accounted for using the equity method which were Keihin Corporation, Showa Corporation and Nissin Kogyo Co., Ltd. (collectively, the “Target Companies”) conducted by Honda from September 2, 2020 to October 15, 2020 and the subsequent procedures for demand for sale of shares pursuant to the provisions of Article 179 of the Company Law of Japan, Honda has obtained all of the common shares of the Target Companies (excluding the common shares of the Target Companies owned by Honda and treasury shares owned by the Target Companies) for the year ended March 31, 2021.
In accordance with the basic contract agreed between Hitachi, Ltd., Hitachi Automotive Systems, Ltd. (“Hitachi Automotive Systems”) which is a consolidated subsidiary of Hitachi, Ltd., the Target Companies and Honda on October 30, 2019 to conduct a management integration, agreements of absorption-type merger in which Hitachi Automotive Systems will be the surviving company, and the Target Companies will be the disappearing companies (the “Absorption-type Merger”) were respectively concluded between each of the Target Companies and Hitachi Automotive Systems on November 18, 2020.
In the Absorption-type Merger, common shares of the surviving company after the Absorption-type Merger (the “Integrated Company”) were allotted to Honda as the consideration for the merger, in a merger ratio where the number of voting rights of the Integrated Company held by Honda will account for 33.4% of the number of voting rights held by all shareholders of the Integrated Company. On January 1, 2021, the effective date of Absorption-type Merger, the Integrated Company became our affiliate accounted for using the equity method. As of the same date, the Integrated Company changed its name to “Hitachi Astemo, Ltd.”
Prior to the effective date of the Absorption-type Merger, in order to have the ratio of the total share value of the Target Companies to Hitachi Automotive Systems’ share value correspond to the above merger ratio, the share values of the Target Companies had been adjusted through acquisitions of treasury shares by the Target Companies.
For the year ended March 31, 2021, upon the successful completion of the Tender Offers for the Target Companies, the Company recognized reversal of impairment losses of ¥56,849 million which had been previously recognized on the investments in certain Target Companies accounted for using the equity method, based on quoted market values which had increased since the announcement of the Tender Offers. The reversal of impairment losses is included in share of profit of investments accounted for using the equity method in the consolidated statements of income and mainly included in the Automobile business segment. For the year ended March 31, 2020 and 2022, the Company did not recognize any significant reversal of impairment losses.